Finance Lease Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Maturity Analysis of Finance Lease Receivable
The value of the finance lease receivable is comprised of the following:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value

	March 31, 2022	December 31, 2021	March 31, 2022	December 31, 2021
Less than one year	$21,981	$16,420	$20,235	$15,248
Between one and five years	94,323	64,739	70,944	49,546
Later than five years	82,490	62,827	46,378	38,564

	$198,794	$143,986	$137,557	$103,358
Less: Unearned finance income	(61,237)	(40,628)	—	—

	$137,557	$103,358	$137,557	$103,358

The value of the finance lease receivable is comprised of the following:

	Minimum lease payments		Present value of minimum lease payments
December 31,	2021	2020	2021	2020
Less than one year	$16,420	$3,047	$15,248	$2,928
Between one and five years	64,739	42,129	49,546	34,020
Later than five years	62,827	45,445	38,564	27,326

	$143,986	$90,621	$103,358	$64,274
Less: unearned finance income	(40,628)	(26,347)	—	—

	$103,358	$64,274	$103,358	$64,274

Summary of Reconciliation of Finance Lease

	March 31, 2022	December 31, 2021
Balance, January 1	$103,358	$64,274
Additions	38,947	40,154
Interest income	2,895	5,417
Billings and payments	(5,826)	(6,597)
Currency translation effects	(1,817)	110

	$137,557	$103,358

During the three months ended March 31, 2022, the Company recognized $6.6 million of selling profit related to the commencement of finance leases (March 31, 2021 – nil). Additionally, the Company recognized $2.9 million of interest income on the finance lease receivable (March 31, 2021 – $1.1 million). Income related to variable lease payments was nominal during the three months ended March 31, 2022 and 2021.

December 31,	2021	2020
Balance, January 1	$64,274	$900
Additions	40,154	64,270
Interest income	5,417	80
Billings and payments	(6,597)	(639)
Currency translation effects	110	(337)

	$103,358	$64,274

During the year ended December 31, 2021, the Company recognized $6.2 million of selling profit related to the commencement of finance leases (December 31, 2020 – $14.7 million; December 31, 2019 – nil). Additionally, during the twelve months ended 2021, the Company recognized $5.4 million of interest income on the finance lease receivable (December 31, 2020 – $0.1 million; December 31, 2019 – $0.1 million). Income related to variable lease payments was nominal during the years ended December 31, 2021, 2020, and 2
0
19.